Other Items/Subsequent Events - Additional Information (Detail) - K2HV Loan Agreement - Drew Down Loan Facility $ / shares in Units, $ in Millions	Jan. 05, 2022 USD ($) $ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of aggregate term loan advances	2.95%
Term loans | $	$ 25
Ordinary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share	$ 0.5257
American Depositary Share
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Warrant price per share	$ 2.6285